Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended							12 Months Ended												12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2011 RJR Tobacco [Member]	Dec. 31, 2010 RJR Tobacco [Member]	Dec. 31, 2009 RJR Tobacco [Member]	Dec. 31, 2008 RJR Tobacco [Member]	Dec. 31, 2011 American Snuff [Member]	Dec. 31, 2010 American Snuff [Member]	Dec. 31, 2009 American Snuff [Member]	Dec. 31, 2008 American Snuff [Member]	Dec. 31, 2011 Santa Fe [Member]	Dec. 31, 2010 Santa Fe [Member]	Dec. 31, 2009 Santa Fe [Member]	Dec. 31, 2008 Santa Fe [Member]	Dec. 31, 2011 All Other [Member]	Dec. 31, 2010 All Other [Member]	Dec. 31, 2009 All Other [Member]	Dec. 31, 2008 All Other [Member]	Dec. 31, 2011 Consolidated [Member]	Dec. 31, 2010 Consolidated [Member]	Dec. 31, 2009 Consolidated [Member]	Dec. 31, 2008 Consolidated [Member]
Changes in Carrying Amounts of Goodwill by Segment
Goodwill					$ 9,065	$ 9,065	$ 9,065	$ 9,065	$ 2,501	$ 2,501	$ 2,650	$ 2,650	$ 197	$ 197	$ 197	$ 197	$ 38	$ 38	$ 38	$ 27	$ 11,801	$ 11,801	$ 11,950	$ 11,939
Less: Accumulated impairment losses	0	0			(3,763)	(3,763)	(3,763)	(3,763)	(28)	(28)	(2)	(2)	0	0	0	0	0		0	0	(3,791)	(3,791)	(3,765)	(3,765)
Acquisition of Niconovum AB			11																				11
Reclassified as held for sale									(149)												(149)
Impairment charge	26	26							(26)												(26)
Gross										(175)												(175)
Net goodwill balance	$ 8,010	$ 8,010		$ 8,010	$ 5,302	$ 5,302	$ 5,302	$ 5,302	$ 2,473	$ 2,473	$ 2,648	$ 2,648	$ 197	$ 197	$ 197	$ 197	$ 38	$ 38	$ 38	$ 27	$ 8,010	$ 8,010	$ 8,185	$ 8,174